BUSINESS COMBINATION, Purchase Price Allocation (FY) (Details) - Beaches Development Group LTD [Member] - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2021	Dec. 31, 2021
Fair Value of Purchase Consideration [Abstract]
Fair value of shares	$ 135,000	$ 135,000
Less: Post combination cost - restricted stocks		(85,000)
Fair value of net shares		50,000
Cash consideration	132,000	132,000
Indemnity holdback	23,000	23,000
Fair value of purchase consideration	205,000	205,000
Fair Value of Assets [Abstract]
Cash	9,000	9,000
Goodwill	0	0
Intangibles (Software)	196,000	196,000
Fair value of assets	$ 205,000	$ 205,000